Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Forfeiture account	$ 8,000	$ 275,000
Forfeitures applied to reduce Company contributions	$ 291,000
Employer contribution, RSC annual contribution percentage	5.00%
Participant contribution, automatic deferral rate	7.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	7.00%
Employer contribution, matching percentage, collective bargaining agreement	100.00%
Employer contribution, participant compensation matched, percentage, collective bargaining agreement	7.00%
Plan sponsor contributions	$ 57,029,000	55,794,000
Participant contribution, maximum deferral rate	40.00%
Participant rollover contributions	$ 11,000,000.0
Note receivable from participant, minimum borrowing amount	1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing of non-forfeitable account, percentage	50.00%
Note receivable from participant, maximum borrowing term	5 years
Interest income from notes receivable	$ 4,150,000
Notes receivable from participants	50,066,000	$ 49,845,000
Involuntary cash-out limit	1,000
Hardship withdrawal, minimum	500
Dividends	11,507,000
Eastman ESOP Fund
EBP, Description of Plan [Line Items]
Dividends	$ 6,300,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate	15.00%	10.00%
Participant loan, interest rate	9.50%	9.50%
Participant Directed
EBP, Description of Plan [Line Items]
Plan sponsor contributions	$ 40,616,000	$ 40,331,000
Interest income from notes receivable	4,150,000
Notes receivable from participants	50,066,000	49,845,000
Dividends	5,180,000
Non-participant Directed
EBP, Description of Plan [Line Items]
Plan sponsor contributions	16,413,000	15,463,000
Interest income from notes receivable	0
Notes receivable from participants	0	$ 0
Dividends	$ 6,327,000